Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Derivative Asset, Current	$ 25,585	$ 1,996
Derivative Asset, Noncurrent	8,666	6,913
LIABILITIES
Derivative Liability, Current	(0)	743
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	1,665	(0)
Derivative Asset, Noncurrent	798	(0)
Total	2,463	(0)
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	20,041	549
Derivative Asset, Noncurrent	7,868	6,763
Total	27,909	7,312
LIABILITIES
Derivative Liability, Current	(0)	443
Total	$ (0)	$ 443